Accrued liabilities and other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued liabilities and other current liabilities
Revenue sharing fees and content costs	$ 105,961	$ 106,770
Salaries and welfare	82,768	85,361
Marketing and promotion expenses	61,197	58,600
Value added taxes and other taxes payable	199,170	160,257
Bandwidth costs	18,300	20,171
Consideration received related to disposal of YY Live (Note 3)	1,859,699	1,861,299
Others	54,094	67,544
Total	$ 2,381,189	$ 2,360,002